Product revenues, net - Schedule Of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 18,992	$ 46,498
UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	18,953	16,498
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	39	0
JAPAN
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	30,000
Product revenues, net
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	18,953	16,498
License revenues and royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	30,000
Royalty Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 39	$ 0